UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2017 (Unaudited)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6%
Aerospace/Defense - 1.0%
Bombardier,
Sr. Unscd. Notes	7.75		3/15/20	1,310,000	[b]	1,400,063
Bombardier,
Sr. Unscd. Notes	7.50		3/15/25	2,285,000	[b]	2,290,713
Engility,
Gtd. Notes	8.88		9/1/24	2,205,000		2,428,256
TransDigm,
Gtd. Notes	6.50		5/15/25	3,000,000		3,097,500
ViaSat,
Sr. Unscd. Notes	5.63		9/15/25	3,790,000	[b]	3,832,827
						13,049,359
Automotive - 1.4%
Aston Martin Capital Holdings,
Sr. Scd. Notes	6.50		4/15/22	2,950,000	[b,c]	3,174,583
Gates Global,
Gtd. Notes	6.00		7/15/22	6,600,000	[b]	6,814,500
IHO Verwaltungs,
Sr. Scd. Bonds	4.50		9/15/23	1,480,000	[b]	1,509,600
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75		7/15/23	5,465,000	[b]	5,820,225
						17,318,908
Banking - 2.5%
Ally Financial,
Gtd. Notes	4.75		9/10/18	2,885,000		2,955,971
Ally Financial,
Gtd. Notes	7.50		9/15/20	2,685,000		3,027,338
Ally Financial,
Gtd. Notes	8.00		11/1/31	2,627,000		3,401,702
Ally Financial,
Sr. Unscd. Notes	4.63		5/19/22	1,650,000		1,732,500
Ally Financial,
Sub. Notes	5.75		11/20/25	2,645,000	[c]	2,877,628
Bank of America,
Jr. Sub. Notes, Ser. AA, 3 Month LIBOR +
6.00%	6.10		12/29/49	3,520,000	[d]	3,885,200
Citigroup,
Jr. Sub. Bonds, 3 Month LIBOR + 4.07%	5.95		12/29/49	3,560,000	[d]	3,835,900
Jerrold Finco,
Sr. Scd. Bonds	GBP	6.13	1/15/24	2,400,000		3,319,015
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. X, 3 Month LIBOR +
3.33%	6.10		10/29/49	5,610,000	[d]	6,198,994
						31,234,248
Building Materials - 2.2%
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.75		12/15/23	3,490,000	[b]	3,725,575
FBM Finance,
Sr. Scd. Notes	8.25		8/15/21	6,555,000	[b]	7,046,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Building Materials - 2.2% (continued)
HD Supply,
Gtd. Notes	5.75	4/15/24	2,110,000	[b]	2,262,975
Louisiana-Pacific,
Gtd. Notes	4.88	9/15/24	4,515,000		4,663,363
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	1,500,000		1,575,450
RSI Home Products,
Scd. Notes	6.50	3/15/23	4,030,000	[b]	4,251,650
Summit Materials,
Gtd. Notes	8.50	4/15/22	455,000		514,150
Summit Materials,
Gtd. Notes	6.13	7/15/23	4,205,000		4,457,300
					28,497,088
Cable & Satellite - 5.4%
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	2,865,000	[b]	3,158,663
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	5,425,000	[b]	5,764,062
Altice Finco,
Gtd. Notes	7.63	2/15/25	3,745,000	[b,c]	3,965,019
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	4,150,000		4,611,687
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	4,235,000		4,404,400
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,606,112
CCO Holdings,
Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	2,093,323
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,847,013
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/26	2,945,000	[b]	3,059,119
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	2,450,000		2,713,375
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,226,094
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,135,000		1,251,338
DISH DBS,
Gtd. Notes	5.88	7/15/22	6,470,000		6,890,550
DISH DBS,
Gtd. Notes	7.75	7/1/26	1,235,000		1,420,250
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	3,000,000		2,857,500
Intelsat Jackson Holdings,
Sr. Unscd. Notes	9.75	7/15/25	3,170,000	[b]	3,209,625
Midcontinent
Communications/Midcontinent Finance,
Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,777,925
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b]	4,566,800
Virgin Media Finance,
Gtd. Notes	6.00	10/15/24	1,330,000	[b]	1,403,150
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	2,178,589	[b]	2,194,928
					68,020,933

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Chemicals - 2.9%
Chemours,
Gtd. Notes	7.00	5/15/25	5,660,000		6,296,750
Chemours,
Gtd. Notes	5.38	5/15/27	950,000		990,375
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	1,408,000	[b]	1,434,400
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/25	4,100,000	[b]	4,310,125
CVR Partners,
Scd. Notes	9.25	6/15/23	2,410,000	[b,c]	2,575,688
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	4,879,000	[b,c]	5,080,259
Kraton Polymers,
Gtd. Notes	10.50	4/15/23	880,000	[b]	1,009,800
Kraton Polymers,
Gtd. Notes	7.00	4/15/25	6,615,000	[b]	7,127,662
Platform Specialty Products,
Sr. Unscd. Notes	10.38	5/1/21	2,125,000	[b]	2,321,563
Trinseo Materials Operating,
Sr. Unscd. Notes	5.38	9/1/25	2,690,000	[b]	2,774,063
Univar,
Gtd. Notes	6.75	7/15/23	2,275,000	[b]	2,394,438
					36,315,123
Construction Machinery - 1.3%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,450,000
BlueLine Rental Finance,
Scd. Notes	9.25	3/15/24	4,560,000	[b]	4,919,100
H&E Equipment Services,
Gtd. Notes	5.63	9/1/25	4,785,000	[b]	5,060,137
United Rentals North America,
Gtd. Notes	4.63	10/15/25	3,530,000		3,582,950
					17,012,187
Consumer Cyclical Services - 2.0%
CoreCivic,
Gtd. Notes	5.00	10/15/22	2,441,000		2,550,845
GEO Group,
Gtd. Notes	6.00	4/15/26	3,959,000		4,181,694
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	8,100,000	[b]	8,959,086
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	6,079,000	[b]	6,489,332
West,
Gtd. Notes	5.38	7/15/22	3,000,000	[b]	3,037,500
					25,218,457
Consumer Products - .9%
Kronos Acquisition Holdings,
Gtd. Notes	9.00	8/15/23	4,635,000	[b]	4,530,712
Prestige Brands,
Gtd. Notes	6.38	3/1/24	2,975,000	[b,c]	3,213,000
Tempur Sealy International,
Gtd. Notes	5.63	10/15/23	2,610,000		2,756,813
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	610,000		625,250
					11,125,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Diversified Manufacturing - 1.1%
ATS Automation Tooling Systems,
Gtd. Notes	6.50	6/15/23	3,547,000	[b]	3,719,916
EnPro Industries,
Gtd. Notes	5.88	9/15/22	4,345,000	[b]	4,556,819
Griffon,
Gtd. Notes	5.25	3/1/22	5,280,000		5,359,200
					13,635,935
Electric - 2.1%
AES,
Sr. Unscd. Notes	5.50	3/15/24	880,000		922,900
AES,
Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,640,600
Calpine,
Sr. Unscd. Notes	5.50	2/1/24	2,115,000		2,022,469
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,203,800
Dynegy,
Gtd. Notes	7.63	11/1/24	2,630,000	[c]	2,738,488
Enviva Partners,
Gtd. Notes	8.50	11/1/21	4,655,000		4,975,031
NRG Energy,
Gtd. Notes	7.88	5/15/21	1,718,000		1,767,822
NRG Energy,
Gtd. Notes	6.63	3/15/23	2,220,000		2,300,475
NRG Energy,
Gtd. Notes	6.63	1/15/27	1,980,000		2,083,950
					26,655,535
Energy - 11.9%
Alta Mesa Holdings,
Gtd. Notes	7.88	12/15/24	3,950,000	[b]	4,285,750
Antero Resources,
Gtd. Notes	5.13	12/1/22	4,265,000		4,382,287
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,215,100
Archrock Partners,
Gtd. Notes	6.00	4/1/21	740,000		728,900
Archrock Partners,
Gtd. Notes	6.00	10/1/22	4,025,000		3,934,437
California Resources,
Scd. Notes	8.00	12/15/22	795,000	[b]	519,731
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	4,420,000	[c]	4,519,450
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000	[c]	739,500
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,840,000		3,241,150
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	4,110,000		4,438,800
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	4,150,000	[b]	4,253,750
Chesapeake Energy,
Gtd. Notes	8.00	6/15/27	3,050,000	[b,c]	3,027,125
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	987,000	[b,c]	1,068,428

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Energy - 11.9% (continued)
Chesapeake Energy,
Sr. Unscd. Notes	8.00	1/15/25	3,345,000	[b,c]	3,386,812
Continental Resources,
Gtd. Notes	4.50	4/15/23	4,925,000		4,949,625
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,800,000		1,746,000
CVR Refining,
Gtd. Notes	6.50	11/1/22	6,238,000		6,393,950
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	3,005,000		3,399,406
EP Energy,
Scd. Notes	8.00	2/15/25	1,920,000	[b,c]	1,504,800
Extraction Oil & Gas,
Gtd. Notes	7.88	7/15/21	5,800,000	[b]	6,148,000
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	2,980,000		3,002,350
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,285,750
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,570,975
Genesis Energy,
Gtd. Notes	6.75	8/1/22	350,000		359,625
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	3,350,000		3,391,875
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	2,290,000		2,327,213
Matador Resources,
Gtd. Notes	6.88	4/15/23	6,310,000		6,712,262
NGPL PipeCo,
Sr. Unscd. Notes	4.88	8/15/27	835,000	[b]	877,042
Noble Holding International,
Gtd. Notes	7.75	1/15/24	4,680,000	[c]	4,176,900
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	4,375,000	[c]	4,484,375
Parsley Energy,
Gtd. Notes	6.25	6/1/24	2,100,000	[b]	2,220,750
Parsley Energy,
Gtd. Notes	5.38	1/15/25	1,330,000	[b]	1,364,913
PDC Energy,
Gtd. Notes	6.13	9/15/24	4,940,000		5,187,000
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,835,000		1,880,875
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	3,145,000	[c]	3,113,550
Rose Rock Midstream,
Gtd. Notes	5.63	11/15/23	3,965,000		3,875,787
RSP Permian,
Gtd. Notes	6.63	10/1/22	2,912,000		3,064,880
RSP Permian,
Gtd. Notes	5.25	1/15/25	2,215,000	[b]	2,259,300
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	3,715,000	[c]	3,538,537
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	4,730,000	[c]	4,091,450
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/25	4,875,000		4,972,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Energy - 11.9% (continued)
The Williams Companies,
Sr. Unscd. Notes	7.88		9/1/21	869,000		1,025,420
The Williams Companies,
Sr. Unscd. Notes	4.55		6/24/24	3,705,000		3,853,200
Trinidad Drilling,
Sr. Unscd. Notes	6.63		2/15/25	5,695,000	[b,c]	5,353,300
Unit,
Gtd. Notes	6.63		5/15/21	5,615,000		5,657,112
Whiting Petroleum,
Gtd. Notes	5.75		3/15/21	2,825,000	[c]	2,782,625
						150,312,567
Environmental - 1.0%
Advanced Disposal Services,
Gtd. Notes	5.63		11/15/24	7,765,000	[b]	8,133,837
GFL Environmental,
Sr. Unscd. Notes	9.88		2/1/21	2,735,000	[b]	2,929,185
GFL Environmental,
Sr. Unscd. Notes	5.63		5/1/22	1,480,000	[b]	1,546,600
						12,609,622
Finance Companies - 6.7%
Aircastle,
Sr. Unscd. Notes	5.50		2/15/22	3,536,000		3,880,760
Aircastle,
Sr. Unscd. Notes	5.00		4/1/23	3,475,000		3,726,937
Amigo,
Sr. Scd. Notes	GBP	7.63	1/15/24	2,325,000	[b]	3,255,788
CIT Group,
Sr. Unscd. Notes	5.00		8/15/22	5,305,000		5,754,333
Cyrusone,
Gtd. Notes	5.00		3/15/24	2,915,000	[b]	3,075,325
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	880,000		1,332,541
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	1,895,000		2,744,801
Hub Holdings,
Sr. Unscd. Notes	8.13		7/15/19	8,755,000	[b]	8,793,303
HUB International,
Sr. Unscd. Notes	7.88		10/1/21	1,125,000	[b]	1,172,813
Icahn Enterprises,
Gtd. Notes	6.00		8/1/20	4,525,000		4,672,402
Icahn Enterprises,
Gtd. Notes	5.88		2/1/22	3,230,000		3,343,050
Icahn Enterprises,
Gtd. Notes	6.25		2/1/22	825,000		862,125
Ladder Capital Finance Holdings,
Gtd. Notes	5.88		8/1/21	535,000	[b]	549,044
Ladder Capital Finance Holdings,
Gtd. Notes	5.25		10/1/25	4,815,000	[b]	4,781,921
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25		3/15/22	3,330,000	[b]	3,438,225
Park Aerospace Holdings,
Gtd. Notes	5.50		2/15/24	7,780,000	[b]	8,188,450
Park Aerospace Holdings,
Sr. Unscd. Notes	5.25		8/15/22	1,380,000	[b]	1,438,823

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Finance Companies - 6.7% (continued)
Quicken Loans,
Gtd. Notes	5.75	5/1/25	5,380,000	[b]	5,675,900
USIS Merger Sub,
Sr. Unscd. Notes	6.88	5/1/25	7,765,000	[b]	7,930,006
Venator Finance,
Gtd. Notes	5.75	7/15/25	3,285,000	[b]	3,424,612
York Risk Services Holding,
Gtd. Notes	8.50	10/1/22	6,515,000	[b]	6,449,850
					84,491,009
Food and Beverage - .9%
Post Holdings,
Gtd. Notes	5.50	3/1/25	6,450,000	[b]	6,708,000
Post Holdings,
Gtd. Notes	5.00	8/15/26	950,000	[b]	950,594
US Foods,
Gtd. Notes	5.88	6/15/24	3,310,000	[b]	3,483,775
					11,142,369
Gaming - 3.0%
Boyd Gaming,
Gtd. Notes	6.38	4/1/26	4,330,000		4,735,937
Eldorado Resorts,
Gtd. Notes	7.00	8/1/23	2,217,000		2,408,216
Eldorado Resorts,
Notes	6.00	4/1/25	4,115,000		4,342,148
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	3,960,000	[b]	4,397,580
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	1,575,000	[b]	1,777,781
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.63	5/1/24	4,090,000		4,452,292
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	4,377,000		5,121,090
Scientific Games International,
Gtd. Notes	10.00	12/1/22	7,800,000		8,667,750
Station Casinos,
Gtd. Notes	5.00	10/1/25	2,115,000	[b]	2,125,364
					38,028,158
Health Care - 5.1%
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	4,660,000	[b]	4,764,850
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	1,245,000	[c]	1,216,988
CHS/Community Health Systems,
Sr. Scd. Notes	6.25	3/31/23	3,390,000		3,360,337
DaVita,
Gtd. Notes	5.00	5/1/25	5,060,000		5,003,075
HCA,
Gtd. Notes	7.50	2/15/22	6,310,000		7,254,544
HCA,
Gtd. Notes	5.88	5/1/23	1,880,000		2,049,200
HCA,
Sr. Scd. Notes	5.00	3/15/24	4,765,000		5,086,637
HCA Healthcare,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,472,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Health Care - 5.1% (continued)
HealthSouth,
Gtd. Notes	5.75	11/1/24	2,915,000		2,999,171
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	2,405,000	[c]	2,188,550
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/24	6,249,000	[b]	6,733,297
Team Health Holdings,,
Gtd. Notes	6.38	2/1/25	3,275,000	[b,c]	3,111,250
Tenet Healthcare,
Scd. Notes	5.13	5/1/25	2,470,000	[b,c]	2,442,213
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	4,470,000		4,559,400
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	5,210,000	[c]	5,008,112
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	3,620,000		3,683,350
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/25	1,840,000	[b]	1,840,000
					64,772,974
Home Construction - 2.2%
Ashton Woods,
Sr. Unscd. Notes	6.88	2/15/21	1,774,000	[b]	1,818,350
Beazer Homes USA,
Sr. Unscd. Notes	5.88	10/15/27	422,000	[b]	423,055
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	2,680,000	[b]	2,750,350
Brookfield Residential Properties,
Gtd. Notes	6.38	5/15/25	3,160,000	[b,c]	3,341,700
Mattamy Group,
Sr. Unscd. Notes	6.88	12/15/23	5,940,000	[b]	6,233,287
Taylor Morrison Communities,
Gtd. Notes	5.88	4/15/23	3,080,000	[b]	3,280,200
TRI Pointe Group,
Gtd. Notes	5.88	6/15/24	3,610,000		3,880,750
William Lyon Homes,
Gtd. Notes	5.88	1/31/25	6,050,000		6,216,375
					27,944,067
Industrial Services - 2.1%
AECOM,
Gtd. Notes	5.75	10/15/22	3,172,000		3,321,084
Brand Energy & Infrastructure Services,
Sr. Unscd. Notes	8.50	7/15/25	6,055,000	[b]	6,569,675
Hillman Group,
Gtd. Notes	6.38	7/15/22	5,100,000	[b]	5,100,000
Hilton Grand Vacations Borrower,
Gtd. Notes	6.13	12/1/24	2,515,000	[b]	2,767,129
Tutor Perini,
Gtd. Notes	6.88	5/1/25	2,745,000	[b,c]	2,985,188
Wrangler Buyer,
Sr. Unscd. Notes	6.00	10/1/25	1,350,000	[b]	1,380,375
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,817,925
					26,941,376

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Insurance - .5%
AssuredPartners,
Sr. Unscd. Notes	7.00	8/15/25	2,305,000	[b]	2,365,506
CNO Financial Group,
Sr. Unscd. Notes	5.25	5/30/25	3,544,000		3,792,080
					6,157,586
Media Entertainment - 4.2%
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	3,020,000		2,982,250
AMC Entertainment Holdings,
Gtd. Notes	6.13	5/15/27	3,115,000	[c]	3,091,638
AMC Networks,
Gtd. Notes	5.00	4/1/24	6,071,000		6,283,485
CBS Radio,
Gtd. Notes	7.25	11/1/24	3,320,000	[b,c]	3,560,700
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/22	2,640,000		2,732,400
Gray Television,
Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,853,800
Gray Television,
Gtd. Notes	5.88	7/15/26	1,970,000	[b]	2,034,025
Lions Gate Entertainment,
Gtd. Notes	5.88	11/1/24	4,665,000	[b]	4,921,575
National CineMedia,
Sr. Unscd. Notes	5.75	8/15/26	2,760,000		2,601,300
Netflix,
Sr. Unscd. Bonds	5.88	2/15/25	680,000		745,450
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,928,263
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	4,840,000	[b]	4,979,150
Sirius XM Radio,
Sr. Unscd. Notes	5.00	8/1/27	3,160,000	[b]	3,239,000
Townsquare Media,
Gtd. Notes	6.50	4/1/23	5,539,000	[b,c]	5,642,856
VHF Parent/Orchestra,
Scd. Notes	6.75	6/15/22	6,005,000	[b]	6,267,719
					52,863,611
Metals and Mining - 5.4%
AK Steel,
Gtd. Notes	6.38	10/15/25	1,085,000		1,074,150
AK Steel,
Gtd. Notes	7.00	3/15/27	4,825,000	[c]	4,939,594
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	740,000	[b]	823,250
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	555,000	[b]	631,313
ArcelorMittal,
Sr. Unscd. Notes	7.50	10/15/39	4,460,000		5,374,300
Big River Steel,
Sr. Scd. Notes	7.25	9/1/25	3,070,000	[b]	3,264,945
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	3,925,000	[b,c]	4,028,031
First Quantum Minerals,
Gtd. Notes	7.25	4/1/23	6,190,000	[b]	6,391,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Metals and Mining - 5.4% (continued)
Freeport-McMoRan,
Gtd. Notes		3.55	3/1/22	3,140,000		3,099,777
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	3,420,000		3,212,662
Grinding Media,
Sr. Scd. Notes		7.38	12/15/23	4,869,000	[b]	5,295,037
Hudbay Minerals,
Gtd. Notes		7.25	1/15/23	1,815,000	[b]	1,942,050
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	4,360,000	[b]	4,741,587
Murray Energy,
Scd. Notes		11.25	4/15/21	3,610,000	[b]	2,166,000
Novelis,
Gtd. Notes		6.25	8/15/24	2,625,000	[b]	2,743,650
Novelis,
Gtd. Notes		5.88	9/30/26	2,030,000	[b]	2,065,525
Peabody Energy,
Sr. Scd. Notes		6.00	3/31/22	4,985,000	[b,c]	5,165,706
Peabody Energy,
Sr. Scd. Notes		6.38	3/31/25	1,450,000	[b]	1,495,313
Teck Resources,
Gtd. Bonds		6.00	8/15/40	3,680,000		4,020,400
Teck Resources,
Gtd. Notes		3.75	2/1/23	1,910,000	[c]	1,941,420
Teck Resources,
Gtd. Notes		6.25	7/15/41	4,105,000		4,656,384
						69,072,269
Packaging - 4.9%
ARD Finance,
Sr. Scd. Notes		7.13	9/15/23	8,320,000		8,902,400
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/24	3,650,000	[b]	4,017,263
Ardagh Packaging Finance,
Gtd. Notes		6.00	2/15/25	4,460,000	[b]	4,733,175
Bway Holding,
Sr. Scd. Notes		5.50	4/15/24	1,800,000	[b]	1,883,250
Bway Holding,
Sr. Unscd. Notes		7.25	4/15/25	12,140,000	[b]	12,534,550
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/22	5,470,000	[b]	6,921,092
Kleopatra Holdings I,
Sr. Scd. Bonds	EUR	8.50	6/30/23	3,395,000		3,977,418
Multi-Color,
Sr. Unscd. Notes		4.88	11/1/25	6,345,000	[b]	6,440,175
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	6,370,000	[b]	6,795,994
Reynolds Group Issuer,
Sr. Scd. Notes		5.13	7/15/23	3,000,000	[b]	3,134,550
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	3,280,000	[b]	3,419,400
						62,759,267
Paper - .5%
Mercer International,
Sr. Unscd. Notes		7.75	12/1/22	4,883,000		5,200,395

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Paper - .5% (continued)
Mercer International,
Sr. Unscd. Notes	6.50	2/1/24	790,000		823,575
					6,023,970
Pharmaceuticals - 2.3%
Eagle Holding,
Sr. Unscd. Notes	7.63	5/15/22	5,615,000	[b]	5,839,600
Jaguar Holding II,
Gtd. Notes	6.38	8/1/23	2,460,000	[b]	2,579,925
Valeant Pharmaceuticals International,
Gtd. Notes	7.00	10/1/20	2,035,000	[b]	2,052,806
Valeant Pharmaceuticals International,
Gtd. Notes	6.38	10/15/20	5,845,000	[b,c]	5,865,107
Valeant Pharmaceuticals International,
Gtd. Notes	7.50	7/15/21	1,365,000	[b]	1,365,000
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	1,460,000	[b]	1,436,275
Valeant Pharmaceuticals International,
Gtd. Notes	5.88	5/15/23	3,110,000	[b]	2,756,238
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	4,630,000	[b,c]	4,080,187
Valeant Pharmaceuticals International,
Sr. Scd. Notes	7.00	3/15/24	3,015,000	[b,c]	3,218,512
					29,193,650
Retailers - 1.4%
Albertsons,
Gtd. Notes	6.63	6/15/24	1,175,000	[c]	1,100,094
Crestwood Mid Partner,
Notes	5.75	4/1/25	4,510,000	[c]	4,622,750
Dollar Tree,
Gtd. Notes	5.75	3/1/23	4,070,000		4,312,572
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	2,930,000	[b,c]	2,962,963
First Quality Finance,
Gtd. Notes	5.00	7/1/25	3,645,000	[b]	3,768,019
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	954,000	[c]	767,970
					17,534,368
Technology - 6.3%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/25	3,991,000	[b]	4,220,482
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	3,160,000	[b]	3,250,850
CDW,
Gtd. Notes	5.50	12/1/24	3,335,000		3,731,065
CDW,
Gtd. Notes	5.00	9/1/25	2,185,000		2,305,175
CommScope Technologies,
Gtd. Notes	6.00	6/15/25	5,045,000	[b]	5,417,069
Dell International,
Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,886,256
Dell International,
Gtd. Notes	7.13	6/15/24	2,165,000	[b,c]	2,392,702
Dell International,
Sr. Scd. Notes	6.02	6/15/26	1,665,000	[b]	1,851,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Technology - 6.3% (continued)
Exela Finance,
Sr. Scd. Notes	10.00	7/15/23	3,095,000	[b]	3,056,313
First Data,
Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,841,647
First Data,
Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,719,567
First Data,
Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,985,473
Genesys Telecommunications Laboratories,
Gtd. Notes	10.00	11/30/24	5,620,000	[b]	6,364,650
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	2,970,000	[b]	3,037,716
Infor US,
Gtd. Notes	6.50	5/15/22	2,385,000		2,484,860
Rackspace Hosting,
Gtd. Notes	8.63	11/15/24	4,785,000	[b,c]	5,113,969
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,757,262
Sabre GLBL,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,780,271
SESI,
Gtd. Notes	7.75	9/15/24	1,700,000	[b]	1,763,750
Sophia Finance,
Sr. Unscd. Notes	9.00	9/30/23	1,780,000	[b]	1,853,425
Tempo Acquisition,
Sr. Unscd. Notes	6.75	6/1/25	6,120,000	[b]	6,196,500
TTM Technologies,
Gtd. Notes	5.63	10/1/25	4,185,000	[b]	4,245,159
					79,255,661
Transportation Services - .5%
Wabash National,
Gtd. Notes	5.50	10/1/25	1,260,000	[b]	1,288,350
XPO Logistics,
Gtd. Notes	6.13	9/1/23	5,350,000	[b]	5,604,125
					6,892,475
Wireless Communications - 5.8%
Altice,
Gtd. Notes	7.75	5/15/22	4,200,000	[b]	4,462,500
Altice,
Gtd. Notes	7.63	2/15/25	5,205,000	[b,c]	5,634,412
Digicel,
Gtd. Notes	6.75	3/1/23	3,275,000	[b]	3,221,781
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,950,000	[b]	1,910,786
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,705,000	[b]	2,652,604
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	3,180,600
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	5,465,000	[b]	5,791,534
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	6,105,000	[b]	6,601,031
Sprint,
Gtd. Notes	7.25	9/15/21	1,735,000		1,932,356

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 89.6% (continued)
Wireless Communications - 5.8% (continued)
Sprint,
Gtd. Notes	7.88	9/15/23	4,515,000		5,248,687
Sprint,
Gtd. Notes	7.63	2/15/25	1,165,000		1,342,663
Sprint Capital,
Gtd. Notes	6.88	11/15/28	3,840,000		4,310,400
Sprint Capital,
Gtd. Notes	8.75	3/15/32	1,505,000		1,928,281
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[b]	4,237,650
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	3,425,000		3,750,786
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,647,825
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000		4,319,700
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	1,070,000		1,142,760
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	4,610,000		4,903,887
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	1,630,000		1,759,096
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	1,895,000		1,985,013
					72,964,352
Wireline Communications - 2.1%
CB Escrow,
Sr. Unscd. Notes	8.00	10/15/25	1,315,000	[b]	1,328,150
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,124,995
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[c]	2,033,912
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	3,450,000	[b]	3,381,000
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	1,710,000		1,496,250
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		773,850
Level 3 Financing,
Gtd. Notes	5.38	1/15/24	3,800,000		3,899,750
Level 3 Financing,
Gtd. Notes	5.25	3/15/26	3,605,000		3,703,020
Qwest,
Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,215,785
Sable International Finance,
Gtd. Notes	6.88	8/1/22	6,455,000	[b,c]	6,971,400
					26,928,112
Total Bonds and Notes
(cost $1,097,015,038)					1,133,971,011

Floating Rate Loan Interests - 3.0%
Consumer Cyclical Services - .2%
Capital Automotive,
Term Loan, 3 Month LIBOR + 6.00%	7.29	3/21/25	2,540,132	[d]	2,580,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 3.0% (continued)
Consumer Products - .2%
Serta Simmons Bedding,
Term Loan, 3 Month LIBOR + 8.00%	9.31	10/21/24	2,624,907	[d]	2,534,689
Finance Companies - .4%
Asurion,
Term Loan, 3 Month LIBOR + 6.00%	7.31	7/14/25	5,225,000	[d]	5,352,908
Health Care - .5%
Air Medical Group Holdings,
Term Loan, 3 Month LIBOR + 4.00%	5.25	9/26/24	6,266,667	[d]	6,272,557
Media Entertainment - .3%
Global Eagle Entertainment,
Term Loan, 3 Month LIBOR + 7.00%	8.30	12/22/22	3,498,000	[d]	3,443,361
Metals and Mining - .4%
Dynacast International,
Term Loan, 3 Month LIBOR + 3.50%	4.80	1/28/22	2,798,528	[d]	2,816,900
Murray Energy,
Term Loan, 3 Month LIBOR + 7.25%	8.55	4/9/20	2,650,470	[d]	2,439,029
					5,255,929
Technology - 1.0%
Almonde,
Term Loan, 3 Month LIBOR + 7.25%	8.52	4/28/25	6,610,000	[d]	6,745,736
BMC Software Finance,
Term Loan, 3 Month LIBOR + 4.00%	5.30	9/10/22	2,549,605	[d]	2,566,471
RP Crown Parent,
Term Loan, 3 Month LIBOR + 3.50%	4.80	9/22/23	2,800,925	[d]	2,822,184
					12,134,391
Total Floating Rate Loan Interests
(cost $37,508,252)					37,574,457
Description			Shares		Value ($)
Common Stocks - 1.4%
Exchange-Traded Funds - 1.4%
iShares iBoxx $ High Yield Corporate Bond
ETF
(cost $17,010,866)			192,800	[c]	17,112,928
	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)[a]		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bills
(cost $617,126)	1.10	3/1/18	620,000	[e]	617,113
Description			Shares		Value ($)
Other Investment - 6.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $77,153,798)			77,153,798	[f]	77,153,798

Investment of Cash Collateral for Securities Loaned - 9.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $119,471,516)	119,471,515 [f]	119,471,516
Total Investments (cost $1,348,776,596)	109.5%	1,385,900,823
Liabilities, Less Cash and Receivables	(9.5%)	(120,355,878)
Net Assets	100.0%	1,265,544,945

ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $638,242,568 or 50.43% of net assets.

c

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $118,706,790 and the value of the collateral held by the fund was $122,905,732, consisting of cash collateral of $119,471,516 and U.S. Government & Agency securities valued at $3,434,216.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Held by a broker as collateral for open forward currency exchange contracts.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	89.6
Short-Term/Money Market Investments	15.5
Bank Loans	3.0
Common Stocks	1.4
109.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds †		1,133,971,011	-	1,133,971,011
Exchange-Traded Funds	17,112,928		-	17,112,928
Floating Rate Loan Interests †		37,574,457	-	37,574,457
Registered Investment
Companies	196,625,314		-	196,625,314
U.S. Treasury		617,113	-	617,113
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		237,323	-	237,323

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus High Yield Fund
September 30, 2017 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency Settlement		Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
Barclays Bank
United States Dollar	1,427,068	Euro	1,195,000	10/31/17	12,211
United States Dollar	5,909,074	British Pound	4,370,000	10/31/17	47,079
Common Wealth bank of Australia
United States Dollar	3,996,976	Euro	3,340,000	10/31/17	42,481
Goldman Sachs International
United States Dollar	4,982,032	Euro	4,165,000	10/31/17	50,754
United States Dollar	4,569,670	British Pound	3,365,000	10/31/17	55,800
Morgan Stanley Capital Services
United States Dollar	3,563,180	Euro	2,985,000	10/31/17	28,998
Gross Unrealized Appreciation					237,323

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract

NOTES

increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2017, accumulated net unrealized appreciation on investments was $37,124,227, consisting of $45,126,898 gross unrealized appreciation and $8,002,671 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)